COMMITMENTS AND CONTINGENCIES	10 Months Ended
Mar. 31, 2026
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

5.	COMMITMENTS AND CONTINGENCIES

Merger

Background

On June 21, 2025, the Company entered into the Merger Agreement with Impact, a Texas-based biopharmaceutical developer listed on the NYSE American under the ticker symbol “IBO,” Merger Sub, Holdco, and the DA Shareholder. Holdco is the parent of the Hong Kong operating subsidiaries Zoar HK Limited and Dr Vishys SIA Limited (“Dr Vishys”), which is not a subsidiary of the Company as of March 31, 2026. The execution of the Merger Agreement was publicly announced on June 23, 2025.

On February 27, 2026, the parties entered into Amendment No. 1 to the Merger Agreement (the “February 2026 Amendment”), which modified certain terms and conditions of the Merger Agreement. As of March 31, 2026, the transactions contemplated by the Merger Agreement were not yet consummated, and the Company remained subject to its obligations under the Merger Agreement, as amended.

The consummation of the transaction remains subject to the satisfaction or waiver of the applicable closing conditions, and there can be no assurance that the transaction will be completed.

On June 30, 2026, the Company, Impact, Merger Sub, Holdco and the DA Shareholder entered into an Amended and Restated Amendment to the Merger Agreement (the “June 2026 Amendment”). The June 2026 Amendment rescinded and superseded in its entirety the February 2026 Amendment and amended certain terms of the Merger Agreement.

Among other changes, the June 2026 Amendment provided for 168,076,000 ordinary shares of the Company as the Company Share Consideration (the “Company Share Consideration”), representing 93.38% of the total issued and outstanding ordinary shares of the Company at closing. The amendment also provided for the issuance at closing of 22,000 ordinary shares of the Company to the Chief Executive Officer of Impact as compensation shares and an aggregate of 128,000 ordinary shares of the Company to DSS, Inc. The June 2026 Amendment also established July 1, 2026 as the end date for consummation of the contemplated transactions, subject to extension by mutual written consent of the applicable parties.

On August 13, 2026, the parties entered into a Second Amended and Restated Amendment to the Merger Agreement (the “August 2026 Amendment”). The August 2026 Amendment reduced the Company Share Consideration to 167,976,000 ordinary shares of the Company, representing 93.32% of the total issued and outstanding ordinary shares of the Company at closing. The August 2026 Amendment also increased the aggregate ordinary shares of the Company to be issued to DSS, Inc. at closing to 228,000 shares and extended the end date for consummation of the contemplated transactions to November 20, 2026, subject to further extension by mutual consent of the applicable parties.

Except as specifically amended, the Merger Agreement remains in full force and effect. As of the date these consolidated financial statements were issued, the contemplated transactions had not been consummated

Pre-Closing Restructuring

Zoar HK Limited (formerly Dr Ashleys HK Limited), including the accounts of Dr Vishys as the entities were under common control, underwent a pre-closing restructuring (the “Dr Ashleys Pre-Closing Restructuring”):

●	Formation of Zoar Limited (formerly Dr Ashleys Limited): On June 6, 2025, the Company was formed under the name “Dr Ashleys Limited” as a Cayman Islands exempted company by the DA Shareholder, who was issued one ordinary share of the Company, par value $0.0001 and thereby became the sole shareholder of the Company.

●	Formation of Zoar Labs Limited (formerly Dr Ashleys Bio Labs Limited): On June 12, 2025, the Zoar Labs Limited was formed under the name “Dr Ashleys Biolab Limited” as a Cayman Islands exempted company, with the DA Shareholder as the sole shareholder of Zoar Labs Limited. The authorized capital of Zoar Labs Limited is $50 thousand dollars, consisting of 500 million shares at a par value of $0.0001 per share.

●	Contribution of Ownership Interests: Following the formation of Zoar Labs Limited and execution of the Merger Agreement, on July 7, 2025, the DA Shareholder, as sole shareholder of Zoar HK Limited (then known as Dr Ashleys Limited), a Hong Kong registered company (the “HK Sub”), entered into a Sale and Purchase Agreement with Zoar Labs Limited, pursuant to which he contributed 100% of his shareholding in the capital of the HK Sub to Zoar Labs Limited, in exchange for the issuance of 99 ordinary shares of Zoar Labs Limited, par value $0.0001 per share, to the DA Shareholder. As a result of the contribution, the HK Sub became a wholly owned subsidiary of Zoar Labs Limited, and the DA Shareholder owned 100 ordinary shares of Zoar Labs Limited, par value $0.0001 per share.

Formation of Merger Sub

To facilitate the transactions contemplated by the Merger Agreement, Merger Sub was incorporated in the State of Nevada on May 12, 2025 as a Nevada corporation. Following the incorporation of Zoar Limited on June 6, 2025, on June 10, 2025, the Merger Sub authorized the issuance and allotment of its sole outstanding share of common stock, par value $0.0001 per share, to the Company. As a result of the share allotment, the Merger Sub became a direct wholly owned subsidiary of the Company.

Closing Date

On the closing date as provided under the Merger Agreement, subject to the satisfactions of the terms and conditions of the Merger Agreement, (i) the Merger Sub will merge with and into Impact, with Impact continuing as the surviving entity and become a wholly owned subsidiary of the Company, and (ii) each share of common stock of Impact issued and outstanding immediately prior to the closing date after giving effect of certain reverse split as provided under the Merger Agreement, shall no longer be outstanding and shall automatically be cancelled, in exchange for the right of the holder thereof to receive one ordinary share of the Company, par value $0.0001 per share (all foregoing transactions, collectively, be referred as the “Merger”).

Simultaneous with or immediately following the Merger, the Company shall acquire all of the issued and outstanding of the Zoar Labs Limited (formerly Dr Ashleys Bio Labs Limited) from the DA Shareholder in exchange for the issuance by the Company a number of ordinary shares of the Company, par value $0.0001 per share, to be determined according to the terms of the Merger Agreement, as a result of which the Zoar Labs Limited shall become a wholly-owned Subsidiary of the Company (all foregoing transactions, collectively, be referred as the “Share Exchange”).

Registration and Listing

The Company plans to register the ordinary shares of the Company to be issued by the Company in the Merger and Share Exchange with the U.S. Securities and Exchange Commission and list these ordinary shares of the Company on the NYSE American.

Conditions and Closing Date

The Merger and transactions contemplated by the Merger Agreement are subject to approval by the stockholders of Impact and the satisfaction of waiver of other customary closing conditions as provided in the Merger Agreement. As of the date of filing of this report, the Merger has not been consummated.

Guarantee and Security Arrangement

On June 5, 2026, Dr Ashleys HK Limited (subsequently renamed Zoar HK Limited on June 12, 2026) entered into a repayment agreement (the “Repayment Agreement”) with Peridot Capital Solutions Hong Kong Limited (“Peridot”), a creditor of Zoar HK, relating to approximately $8,000,000 of accrued but unpaid principal, fees and charges outstanding as of March 24, 2026.

In connection with the Repayment Agreement, Zoar Limited agreed to provide a corporate guarantee of Zoar HK’s repayment obligations. The repayment obligations are also secured by a personal guarantee from the ultimate shareholder, Kanans Visvanats, and an equitable mortgage over shares pursuant to which Zoar Limited is required to charge not less than 1,334,000 PubCo Shares in favor of Peridot. Upon listing, the charged PubCo Shares are required to maintain a minimum aggregate market value of at least $8,000,000. If the aggregate market value of the charged PubCo Shares falls below $6,000,000, additional shares are required to be charged to restore the aggregate market value to at least $8,000,000.

The corporate guarantee and share security provide Peridot with recourse against Zoar Limited and the pledged shares in the event of a default by Zoar HK under the Repayment Agreement and may require Zoar Limited to provide additional collateral if the value of the pledged shares falls below the agreed threshold.

On June 8, 2026, the High Court of Hong Kong dismissed the winding-up petition previously filed by Peridot against Zoar HK. The related civil recovery action against Zoar HK remained pending as of the date of this filing.